Financial Assets at Fair Value - Summary of Movement of Other Investment (Details) - Equity Investments - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the Period	¥ 255	¥ 256
Disposal	(1)	(2)
At end of the period	254	254
Current	37	37
Non-current	¥ 217	¥ 217